Share-Based Payments - Additional Information (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2015
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of employee share converts into ordinary share on exercise				1
Amounts paid or payable by recipient on receipt of option				$ 0
Share options outstanding at end of year weighted average exercise price	$ 0.97	$ 0.86	$ 0.50
Weighted average remaining contractual life	567 days	628 days	626 days
Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Historical share price volatility period	4 years
Bottom of Range | A D S Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Historical share price volatility period	4 years
Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Historical share price volatility period	5 years
Top of Range | A D S Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Historical share price volatility period	5 years